Cash, cash equivalents and restricted cash - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Cash and Cash Equivalents [Abstract]
Restricted cash	$ 163,065	$ 159,623	$ 173,441